Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Equity Interest in Most Significant Subsidiaries

The equity interest in the most significant subsidiaries at December 31, 2016 and 2017, is as follows:

		Equity interest at December 31
Company name	Country	2016	2017
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
TracFone Wireless, Inc. (“TracFone”) b)	USA	100.0%	100.0%
Claro S.A. (Claro Brasil) b)	Brazil	97.7%	97.7%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.8%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Telmex Colombia, S.A. b)	Colombia	99.3%	99.3%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
Claro Chile, S.A. b)	Chile	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Claro Panamá, S.A. b)	Panama	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.7%	98.8%
Telekom Austria AG b)	Austria	51.0%	51.0%

a)	Holding companies
b)	Operating companies of mobile and fixed services

Summary of Annual Depreciation Rates	Annual depreciation rates are as follows:

Network infrastructure	5%-33%
Buildings and leasehold improvement	2%-33%
Other assets	10%-50%

Summary of Most Significant Forward Looking Estimates Used for Impairment Evaluations

The most significant forward looking estimates used for the 2016 and 2017 impairment evaluations are shown below:

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2016:
Europe (7 countries)	23.61% - 51.58%	8.29% - 20.72%	8.74% - 20.07%
Brazil (fixed line, wireless and TV)	31.65%	18.21%	9.70%
Puerto Rico	28.91%	9.08%	11.29%
Dominican Republic	45.83%	10.55%	19.70%
Mexico (fixed line and wireless)	33.38%	10.75%	14.34%
Ecuador	35.80%	7.92%	22.84%
Peru	28.92%	14.18%	14.20%
El Salvador	39.43%	23.69%	21.95%
Chile	25.92%	8.61%	7.87%
Colombia	38.34%	14.40%	13.93%
Other countries	10.1% - 48.92%	0.5% - 21.39%	7.39% - 23.79%

	Average margin on EBITDA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2017:
Europe (7 countries)	25.59% - 52.46%	7.34% - 14.97%	9.06% - 19.04%
Brazil (fixed line, wireless and TV)	35.28%	22.13%	11.71%
Puerto Rico	23.31%	8.31%	4.42%
Dominican Republic	45.79%	15.55%	19.23%
Mexico (fixed line and wireless)	35.48%	8.72%	16.13%
Ecuador	37.83%	10.07%	23.57%
Peru	29.64%	16.75%	13.61%
El Salvador	40.36%	17.99%	25.14%
Chile	22.04%	12.45%	6.15%
Colombia	41.93%	19.88%	19.06%
Other countries	9.16% - 48.18%	0.43% - 23.43%	7.89% - 24.28%

Summary of Exchange Rates Used forTranslation of Foreign Currencies

The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2015	2016	2017	2016	2017
Argentina (1)	Argentine Peso (AR$)	1.7152	1.2632	1.1489	1.3047	1.0610
Brazil	Real (R$)	4.8068	5.3868	5.9346	6.3611	5.9815
Colombia	Colombian Peso (COP$)	0.0058	0.0061	0.0064	0.0069	0.0066
Guatemala	Quetzal	2.0704	2.4548	2.5755	2.7561	2.6940
U.S.A. (2)	US Dollar	15.8504	18.6529	18.9400	20.7314	19.7867
Uruguay	Uruguay Peso	0.5810	0.6206	0.6606	0.7066	0.6869
Nicaragua	Cordoba	0.5813	0.6515	0.6307	0.7071	0.6428
Honduras	Lempira	0.7171	0.8109	0.8007	0.8759	0.8330
Chile	Chilean Peso	0.0243	0.0276	0.0292	0.0310	0.0322
Paraguay	Guaraní	0.0031	0.0033	0.0034	0.0036	0.0035
Peru	Sol (PEN$)	4.9746	5.5232	5.8054	6.1701	6.0976
Dominican Republic	Dominican Peso	0.3515	0.4048	0.3983	0.4438	0.4095
Costa Rica	Colon	0.0293	0.0338	0.0331	0.0369	0.0346
European Union	Euro	17.3886	20.6334	21.3649	21.8032	23.7539
Bulgaria	Lev	9.3785	10.5483	10.9223	11.1561	12.1406
Belarus (3)	New Belarusian Ruble	9.9808	9.3929	9.8087	10.5622	9.9882
Croatia	Croatian Kuna	2.4096	2.7392	2.8619	2.8886	3.1954
Macedonia	Macedonian Denar	0.2984	0.3350	0.3471	0.3546	0.3861
Serbia	Serbian Denar	0.1517	0.1676	0.1762	0.1768	0.2009

(1)	In the years ended December 31, 2016 and 2017, the Argentine peso depreciated against the US dollar by 21.8% and 17.4%, respectively. The Company considers on the basis of the quantitative and qualitative indicators in IAS 29, that Argentina should not be considered a hyperinflationary economy as of December 31, 2017. However, it is possible that certain market participants and regulators could have varying views on this topic during 2018 as Argentina’s economy evolves. The Company will continue to carefully monitor the situation and make appropriate changes if and when necessary.
(2)	Includes U.S.A., Ecuador, El Salvador, Puerto Rico and Panama.
(3)	In July 2016, a new ruble was introduced, at a rate of 1 BYN = 10,000 BYR. Old and new rubles circulated in parallel from July 1 to December 31, 2016.